Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
13. SHARE-BASED COMPENSATION
In addition to the ordinary shares issued to the Group’s former chief financial officer in February 2022 as disclosed in the Note 12, the Group granted share-based awards to certain employees and non-employee service providers, of which, the details are specified as follows:
2017 Share Incentive Plan
On March 27, 2017, the board of directors resolved to approve another share award scheme (the “2017 Share Incentive Plan” or the “2017 Plan”) to the Group’s eligible employees and non-employee
service providers.
Share options
In 2020,
2,833,812
share awards under 2017 Plan were granted, of which,
114,258
share awards were granted to
non-employee
service providers for providing operation consultation and business development services. The remaining
2,719,554
share awards were granted to the Group’s directors and employees. Of the total grants, 1,661,635 share options contained service condition that required the grantees to render services for a period ranged from six months to forty-two months.
On October 15, 2020, Larry Lei Wu entered into an arrangement with the Company, whereby
389,486
share options were repurchased by the Company with the price at US$
6.25
per share with total consideration of US$
2,435
. The repurchases did not trigger the consideration of classification of the share options from equity to liability, as the repurchase was within the sole control of the Company.
On July 11, 2021, the Company’s board of directors resolved to approve the immediate exercise of 1,587,086
share options, which were granted under the 2017 Plan to certain directors and key employees on July 1, 2020 and July 1, 2021, respectively. These share options were originally exercisable upon a qualified IPO before expiration date of ten years
 after grant dates with no vesting condition stipulated. The Group accounted for the modification as a not probable-to-probable modification. Such modification resulted in unrecognized share-based compensation expenses of US$9,681 as general and administrative expenses in the consolidated statement of comprehensive income for the year ended December 31, 2021.
In July 2021, the board of directors further resolved to grant 1,160,557 share options to the Group’s eligible employees under the 2017 Plan. No service condition was stipulated for the share options.

Except for the repurchase of
389,486
share awards in 2020 and the modification of
1,587,086
awards made to certain directors and key employees in 2021, all outstanding share awards as of December 31, 2020 and 2021 can only be exercised upon the consummation of a qualified IPO before expiration date of
ten years
after the date of the awards. The completion of a qualified IPO is considered a performance condition of the awards. A qualified IPO is not considered being probable by management before it is completed. Under ASC 718, compensation cost should be recognized if it is probable that the performance condition will be achieved. As a result, no compensation expense was recognized related to these shares awards.
A summary of the share options for the years ended December 31, 2020 and 2021 is presented below:

	Number of shares	Weighted average exercise price	Weighted average grant-date fair value	Weighted remaining contractual years	Aggregate intrinsic value
		US$	US$		US $
Outstanding at January 1, 2020	2,152,830	0.05	0.40	4.97	753
Granted	2,833,812	0.05	2.30	10	6,376
Repurchased	(389,486)	0.05	6.25	9.14	(2,415)

Outstanding at December 31, 2020	4,597,156	0.05	1.08	6.89	4,714

	Number of shares	Weighted average exercise price	Weighted average grant-date fair value	Weighted remaining contractual years	Aggregate intrinsic value
		US$	US$		US$
Outstanding at December 31, 2020	4,597,156	0.05	1.08	6.89	4,714
Granted	1,160,557	0.05	6.10	10	7,021
Exercised	(1,587,086)	0.05	6.10	9.19	(9,602)

Outstanding at December 31, 2021	4,170,627	0.05	0.57	5.64	2,133

In February 2022, the board of directors resolved to grant 385,434 share options to its employees with no service condition stipulated. The completion of a qualified IPO is considered a performance condition of the share option awards, which is not considered being probable by management before it is completed.
Pursuant to the consummation of the IPO in August 2022, the Group recognized share-based compensation expenses of US$8,825 for 4,529,383 share options upon the vest. In addition, the Group also approved the modification to cancel the service condition of 26,678 share options, which were granted under the 2017 Plan to certain employees on July 1, 2020. The Group accounted for the modification as a probable-to-probable modification but did not record any incremental share-based compensation expense since the fair value of the modified awards immediately after the modification was not greater than the fair value of the original awards immediately before the modification. The Group recorded share-based compensation expenses of US$62 relating to the 26,678 share options with original grant date fair value in general and administrative expenses in the consolidated statement of comprehensive income after the modification. All share options have vested upon the consummation of the IPO.
The following table summarizes activities of share options for the year ended December 31, 2022:

	Number of shares	Weighted average exercise price	Weighted average grant- date fair value	Weighted remaining contractual years	Aggregate intrinsic value
		US$	US$		US$

Outstanding at December 31, 2021	4,170,627	0.05	0.57
Granted	385,434	0.05	7.43
Outstanding at December 31, 2022	4,556,061	0.05	1.15

Vested and expect to be vested at December 31, 2022	4,556,061	0.05	1.15	5.02	5,239

Exercisable at December 31, 2022	4,556,061	0.05	1.15	5.02	5,239

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the estimated fair value of the underlying stock at each reporting date.

The fair values of share options granted are estimated on the dates of grant using the binomial option pricing model with the following assumptions used:

	Year ended December 31,
Grant dates:	2020	2021	2022
Risk-free rate of return	0.67%	1.46%	1.80%
Volatility	45.23%	44.17%	43.6%
Expected dividend yield	0.00%	0.00%	0.00%
Exercise multiple	2.20/2.80	2.20/2.80	2.20/2.80
Fair value of underlying ordinary share	US$2.35	US$6.15	US$7.5
Expected terms	10 years	10 years	10 years
The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Group’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Group’s options in effect at the option valuation date. Expected dividend yield is zero as the Group does not anticipate any dividend payments in the foreseeable future. The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. Expected term is the contract life of the option.
Total compensation expenses recognized are allocated to the following expense items.

	Year ended December 31,
	2020	2021	2022
	US$	US$	US$

Cost of revenues	—	—	487
Selling and marketing expenses	—	—	748
General and administrative expenses	—	9,681	7,652

Total share compensation expenses	—	9,681	8,887

Restricted shares
In February 2022, the board of directors also resolved to grant 205,708 and 5,190 restricted shares to its employees and
non-employee
service providers, respectively. The grantees of the restricted shares shall pay in full of the consideration within 45
days at the exercise price of
US$7.48
per share after the grant date of such restricted shares; otherwise, the Company shall be entitled to cancel the grant. The grantees are subject to the service condition of three years’ continuous service since their service commencement in the Group; upon the grantee’s early service termination, the Company shall have the right (but not the obligation) to repurchase all or any portion of the shares in cash, at the amount of the original purchase price actually paid by the grantee for such restricted shares. The restricted shares will immediately be released from restrictions upon the satisfaction of both (1) completion of a qualified IPO, and (2) the completion of the grantees three years’ continuous service since their service commencement in the Group. When both criteria are achieved, the grantees are entitled to cliff and cumulatively vest the total grants. Pursuant to the completion of the IPO in August 2022, as of December 31, 2022, 141,864 restricted shares were released as grantees of such restricted shares satisfied the service condition of three years’ continuous service since their service commencement in the Group.
For the 141,864 restricted shares, the Company recognized trivial amount share-based compensation expenses during the year ended December 31, 2022. The grant date fair value of the restricted shares is US$0.0015, which was estimated using the income approach and equity allocation method. Estimation of the fair value of the shares involves significant assumptions that might not be observable in the market, and a number of complex and subjective variables, discount rate, risk-free interest rate and subjective judgments regarding the Group’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants are made. The fair value of these awards was determined by management with the assistance from a valuation report prepared by an independent valuation firm using management’s estimates and assumptions.
On November 18, 2022, the board of directors further resolved to grant 10,000 restricted shares to one non-employee service provider. The exercise price of the restricted shares was stipulated as US$0.05 per share, which is identical with par value of the Company’s ordinary shares. The restricted shares vested immediately after the grants with no further condition required. Given the award was directly attributable to the IPO consummated, the Company recorded the cost of US$59 against the gross proceeds of the offering.
A summary of the Company’s restricted shares for the year ended December 31, 2022 is presented below:

	Number of shares	Weighted average grant date fair value
Outstanding at January 1, 2022	—	—
Granted	220,898	0.2690
Vested	(151,864)	0.3906
Outstanding at December 31, 2022	69,034	0.0015

Expect to be vested at December 31, 2022	69,034	0.0015

As of December 31, 2022, unrecognized compensation expenses with trivial amount relating to the remaining
 69,034
unvested restricted shares will cliff and cumulatively vest upon the satisfaction of the service condition.
In 2022, the Group received the total exercise consideration of these restricted shares amounting to US$1,578. The consideration of US$1,061 related to the vested restricted shares were recorded in additional paid-in capital, while the remaining of US$517 was recorded in accrued expenses and other current liabilities as of December 31, 2022.